Related party transactions - Summary of Remuneration of Directors (Details) - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	$ 611,233	$ 233,615
Key management personnel compensation, share-based payment	4,107,640	605,957
Key Management Personnel Compensation, Fees And Benefits	642,475	157,227
Key management personnel compensation	$ 5,361,348	$ 996,799